Fees And Expenses (Servicing Fees To Selling Agents) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Fees and Expenses [Line Items]
Servicing fee payable to selling agent	$ 105,051	$ 128,057	$ 165,840
Total Index Series [Member]
Fees and Expenses [Line Items]
Servicing fee payable to selling agent	91,700	109,638	135,874
Agricultural Sector Series [Member]
Fees and Expenses [Line Items]
Servicing fee payable to selling agent	$ 13,351	$ 18,419	$ 29,966